UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21975

Allianz RCM Global EcoTrends(SM) Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	November 30, 2008

Date of reporting period:	February 29, 2008

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Allianz RCM Global EcoTrendsSM Fund Schedule of Investments

February 29, 2008 (unaudited)

Shares		Value*

COMMON STOCK—93.9%

	Australia—1.3%
45,057	Babcock & Brown Ltd.	$705,808
149,417	Transpacific Industries Group Ltd.	1,337,494
		2,043,302
	Austria—0.4%
11,666	Andritz AG	652,980

	Belgium—2.7%
427,487	Hansen Transmissions International NV (a)	1,858,144
51,380	Umicore	2,610,342
		4,468,486
	Cayman Islands—5.7%
190,600	Suntech Power Holdings Co., Ltd. ADR (a)	7,084,602
136,300	Yingli Green Energy Holding Co., Ltd. ADR (a)	2,299,381
		9,383,983
	Denmark—13.8%
73,450	Novozymes A/S, Class B	6,412,396
160,550	Vestas Wind Systems A/S (a)	16,276,220
		22,688,616
	France—5.5%
21,894	Bureau Veritas S.A. (a)	1,194,920
39,309	EDF Energies Nouvelles S.A.	2,447,728
6,169	Schneider Electric S.A.	702,429
13,838	Seche Environnement S.A.	1,964,328
31,082	Veolia Environnement	2,765,478
		9,074,883
	Germany—6.5%
8,350	Interseroh AG	632,423
30,338	Q-Cells AG (a)	2,437,564
17,804	Siemens AG	2,292,445
77,845	Solar World AG	3,530,219
7,966	Wacker Chemie AG	1,699,410
		10,592,061
	India—1.7%
403,378	Suzlon Energy Ltd.	2,795,787

	Ireland—1.0%
116,264	Kingspan Group PLC	1,578,104

	Japan—2.2%
28,700	Asahi Pretec Corp.	803,617
32,200	Horiba Ltd.	1,054,828
56,900	Kurita Water Industries Ltd.	1,793,646
		3,652,091
	Jersey, Channel Islands—0.3%
428,404	Camco International Ltd. (a)	434,142

	Netherlands—1.2%
12,800	Arcadis NV	785,319

Shares		Value*

28,794	Koninklijke (Royal Philips Electronics NV)	$1,123,388
		1,908,707
	Norway—2.6%
174,400	Renewable Energy Corp. AS (a)	4,265,432

	Philippines—1.2%
13,120,475	PNOC Energy Development Corp.	2,044,116

	South Korea—1.4%
21,358	Hyunjin Materials Co., Ltd.	814,567
16,273	Taewoong Co., Ltd.	1,427,594
		2,242,161
	Spain—12.6%
38,565	Abengoa S.A.	1,317,730
5,670	Acciona S.A.	1,440,397
285,286	Gamesa Corp. Tecnologica S.A.	11,620,271
1,014,783	Iberdrola Renovables (a)	6,316,435
		20,694,833
	Sweden—1.6%
25,675	Alfa Laval AB	1,378,706
81,800	Atlas Copco AB, Class A	1,271,311
		2,650,017
	Switzerland—1.4%
93,783	ABB Ltd.	2,336,537

	United Kingdom—3.1%
84,569	Ceres Power Holdings PLC (a)	392,044
65,893	Clipper Windpower PLC (a)	773,843
169,120	Enodis PLC	539,349
440,305	RPS Group PLC	2,582,151
86,813	Spice PLC	800,398
		5,087,785
	United States—27.7%
15,977	Danaher Corp.	1,184,695
19,473	Donaldson Co., Inc.	820,982
27,619	Energy Conversion Devices, Inc. (a)	733,837
18,663	ESCO Technologies, Inc. (a)	616,999
51,921	First Solar, Inc. (a)	10,654,189
40,143	FPL Group, Inc.	2,420,221
53,956	Itron, Inc. (a)	5,143,625
21,161	ITT Corp.	1,190,095
228,186	LKQ Corp. (a)	4,846,671
54,284	Nalco Holding Co.	1,172,534
19,595	Ormat Technologies, Inc.	855,518
41,727	Pall Corp.	1,642,792
35,266	Pentair, Inc.	1,150,377
22,794	Roper Industries, Inc.	1,285,582
142,135	Stericycle, Inc. (a)	7,659,655
44,886	Sunpower Corp., Class A (a)	2,949,908

Shares		Value*

20,549	Thermo Fisher Scientific, Inc. (a)	$1,149,306
		45,476,986

	Total Common Stock (cost—$142,830,042)	154,071,009

Principal
Amount
(000s)
	Repurchase Agreement—4.3%
$7,056	State Street Bank & Trust Co., dated 2/29/08, 2.65%, due 3/3/08, proceeds $7,057,558; collateralized by Federal Home Loan Bank Discount Notes, 2.087%, due 3/19/08, valued at $7,198,988 including accrued interest (cost—$7,056,000)	7,056,000

	Total Investments (cost—$149,886,042) (b)—98.2%	161,127,009

	Other assets less liabilities—1.8%	2,964,359

	Net Assets—100.0%	$164,091,368

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily  available are stated at market value. Portfolio securities and other financial instruments, for  which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees.  The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations or by using the last sale price on the exchange that is the primary market for such securities or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales.  Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a  time prior to the close of regular trading on the NYSE.  When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include  changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Fund’s net asset value is calculated.  With respect to certain foreign securities, the Fund has retained a third-party statistical research service to assist in determining  the fair value of foreign securities.  This service utilizes statistics and programs based on  historical performance of markets and other economic data to assist in making fair value  estimates.  Fair value estimates used by the Fund for foreign securities may differ from the value  realized from the sale of those securities. Fair value pricing may require subjective determinations about the value of a  security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted  or published prices, or from prices that are used by others, for the same investments. Also, the  use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

(a) Non-income producing.

(b) Securities with an aggregate value of $89,840,542; representing 54.8% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR—American Depositary Receipt

Fair Value Measurements–Effective December 1, 2007, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$64,230,467
Level 2 - Other Significant Observable Inputs	96,896,542
Level 3 - Significant Unobservable Inputs	—
Total	$161,127,009

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17CFR270.30a -3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz RCM Global EcoTrends(sm) Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 28, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 28, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 28, 2008